SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
NUMBER OF AWARDS
Number of awards, granted (in shares)	4,056,770			655,544
Number of share options forfeited (in shares)				(19,330)	(10,000)
Plan and Founders Award
NUMBER OF AWARDS
Number of share options outstanding in share-based payment arrangement (in shares)	735,000			4,911,770	745,000
Number of awards, granted (in shares)		655,544
Number of share options forfeited (in shares)		(19,330)	(10,000)
Number of share options exercised (in shares)		(200,000)
Number of share options outstanding in share-based payment arrangement (in shares)		5,347,984	735,000	5,347,984	735,000
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Weighted average exercise price (in usd per share) | $ / shares	$ 3.01			$ 7.49	$ 3.01
Weighted average exercise price, granted (in usd per share) | $ / shares		$ 10.53
Weighted average exercise price, forfeited (in usd per share) | $ / shares		10.53	$ 3.01
Weighted average exercise price of share options exercised in share-based payment arrangement (in usd per share) | $ / shares		4.00
Weighted average exercise price (in usd per share) | $ / shares		$ 8.21	$ 3.01	$ 8.21	$ 3.01